Unit Activity - Additional Information (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Aug. 12, 2015
Common Units [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	0	0
Common Units [Member] | KNOT [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	0	0
Maximum [Member]
Class of Stock [Line Items]
Partnership authorized to repurchase common units			666,667
General Partner authorized to repurchase common units			333,333